Schwab Capital Trust
Schwab MarketTrack All Equity Portfolio

Portfolio Holdings as of January 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/24	BALANCE OF SHARES HELD AT 1/31/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 64.6%
Large-Cap 49.9%
Schwab Fundamental US Large Company Index Fund	$98,702,616	$2,941,686	($2,870,972 )	$116,817	$12,435,145	$111,325,292	4,556,909	$2,053,890
Schwab S&P 500 Index Fund	229,385,364	6,907,930	(10,491,567)	2,674,316	30,098,519	258,574,562	3,479,206	3,660,709
Schwab U.S. Large-Cap Growth Index Fund	36,628,897	662,606	(2,505,720)	656,209	5,841,145	41,283,137	449,560	278,926
						411,182,991
Small-Cap 14.7%
Schwab Fundamental US Small Company Index Fund	32,760,298	1,360,792	(2,418,299)	310,381	4,797,392	36,810,564	2,315,130	538,646
Schwab Small-Cap Index Fund	75,238,626	3,811,024	(6,562,016)	77,348	12,046,094	84,611,076	2,707,554	1,339,213
						121,421,640
						532,604,631

International Stocks 29.9%
Developed Markets 24.9%
Schwab Fundamental International Large Company Index Fund	43,820,399	2,292,173	—	—	3,446,977	49,559,549	4,792,993	1,565,928
Schwab Fundamental International Small Company Index Fund	36,120,894	2,113,666	(419,721)	(4,461)	3,311,793	41,122,171	3,318,981	1,263,436
Schwab International Index Fund	101,336,125	3,697,321	(1,020,773)	250	10,343,527	114,356,450	5,091,561	3,697,321
						205,038,170
Emerging Markets 5.0%
Schwab Fundamental Emerging Markets Large Company Index Fund	36,509,949	4,459,421	(865,349)	8,904	1,292,045	41,404,970	4,982,548	1,963,775
						246,443,140

Real Estate 5.0%
U.S. REITs 5.0%
Schwab U.S. REIT ETF	36,755,173	1,651,843	(2,625,283)	(245,378)	5,536,906	41,073,261	2,085,996	462,703
Total Affiliated Underlying Funds (Cost $448,904,774)	$727,258,341	$29,898,462	($29,779,700 )	$3,594,386	$89,149,543	$820,121,032		$16,824,547
Total Investments in Securities (Cost $448,904,774)						$820,121,032

Schwab MarketTrack All Equity Portfolio
Portfolio Holdings (Unaudited) continued

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
At January 31, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab MarketTrack Growth Portfolio

Portfolio Holdings as of January 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/24	BALANCE OF SHARES HELD AT 1/31/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 55.9%
Large-Cap 43.3%
Schwab Fundamental US Large Company Index Fund	$97,777,220	$2,006,066	($3,902,864 )	$743,424	$11,615,329	$108,239,175	4,430,584	$2,006,066
Schwab S&P 500 Index Fund	227,523,315	5,003,780	(12,714,974)	6,593,358	25,828,930	252,234,409	3,393,897	3,591,807
Schwab U.S. Large-Cap Growth Index Fund	26,965,098	201,026	(2,139,395)	854,761	3,918,700	29,800,190	324,515	201,026
						390,273,774
Small-Cap 12.6%
Schwab Fundamental US Small Company Index Fund	30,747,212	1,275,213	(2,781,884)	300,382	4,459,649	34,000,572	2,138,401	497,507
Schwab Small-Cap Index Fund	72,026,718	3,265,113	(7,202,777)	399,880	11,218,723	79,707,657	2,550,645	1,274,556
						113,708,229
						503,982,003

International Stocks 20.0%
Developed Markets 16.7%
Schwab Fundamental International Large Company Index Fund	32,386,077	1,888,890	(684,671)	160,828	2,386,783	36,137,907	3,494,962	1,134,825
Schwab Fundamental International Small Company Index Fund	26,792,630	1,451,109	(590,748)	17,185	2,442,898	30,113,074	2,430,434	918,314
Schwab International Index Fund	75,982,989	2,729,888	(2,112,694)	44,402	7,686,068	84,330,653	3,754,704	2,729,888
						150,581,634
Emerging Markets 3.3%
Schwab Fundamental Emerging Markets Large Company Index Fund	27,161,846	2,531,925	(500,000)	31,542	962,907	30,188,220	3,632,758	1,442,020
						180,769,854

Real Estate 4.0%
U.S. REITs 4.0%
Schwab U.S. REIT ETF	32,647,783	1,461,939	(2,899,328)	(265,212)	4,995,703	35,940,885	1,825,337	407,729

Fixed Income 16.2%
Intermediate-Term Bond 16.2%
Schwab U.S. Aggregate Bond Index Fund	129,720,084	7,435,866	(592,870)	(101,559)	9,522,137	145,983,658	16,292,819	1,251,938

Schwab MarketTrack Growth Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/24	BALANCE OF SHARES HELD AT 1/31/24	DISTRIBUTIONS RECEIVED (a)
Money Market Funds 3.4%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.37% (b)	$30,139,471	$411,944	$—	$—	$6,039	$30,557,454	30,542,183	$340,833
Total Affiliated Underlying Funds (Cost $534,826,004)	$809,870,443	$29,662,759	($36,122,205 )	$8,778,991	$85,043,866	$897,233,854		$15,796,509
Total Investments in Securities (Cost $534,826,004)						$897,233,854

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
At January 31, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab MarketTrack Balanced Portfolio

Portfolio Holdings as of January 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/24	BALANCE OF SHARES HELD AT 1/31/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 41.8%
Large-Cap 32.9%
Schwab Fundamental US Large Company Index Fund	$46,872,358	$949,680	($2,879,203 )	$733,825	$5,157,723	$50,834,383	2,080,818	$949,680
Schwab S&P 500 Index Fund	109,155,717	1,701,788	(7,616,548)	4,413,570	11,044,972	118,699,499	1,597,141	1,701,788
Schwab U.S. Large-Cap Growth Index Fund	15,816,681	114,928	(1,735,851)	612,184	2,156,682	16,964,624	184,739	114,928
						186,498,506
Small-Cap 8.9%
Schwab Fundamental US Small Company Index Fund	13,986,352	533,381	(1,546,602)	196,584	1,958,249	15,127,964	951,444	223,469
Schwab Small-Cap Index Fund	32,640,716	1,368,185	(3,899,009)	301,237	4,920,656	35,331,785	1,130,617	570,349
						50,459,749
						236,958,255

International Stocks 15.0%
Developed Markets 12.5%
Schwab Fundamental International Large Company Index Fund	15,479,171	895,387	(619,801)	72,023	1,147,300	16,974,080	1,641,594	543,557
Schwab Fundamental International Small Company Index Fund	13,044,211	684,632	(789,050)	15,537	1,189,232	14,144,562	1,141,611	443,125
Schwab International Index Fund	36,384,271	1,298,379	(1,812,221)	48,657	3,638,750	39,557,836	1,761,257	1,298,379
						70,676,478
Emerging Markets 2.5%
Schwab Fundamental Emerging Markets Large Company Index Fund	13,042,032	995,879	(345,613)	22,181	465,636	14,180,115	1,706,392	675,259
						84,856,593

Real Estate 3.0%
U.S. REITs 3.0%
Schwab U.S. REIT ETF	15,606,837	646,528	(1,634,636)	(151,910)	2,413,379	16,880,198	857,298	193,320

Fixed Income 36.3%
Intermediate-Term Bond 35.3%
Schwab U.S. Aggregate Bond Index Fund	181,663,514	7,974,286	(2,772,709)	(515,453)	13,628,726	199,978,364	22,319,014	1,730,833
Short-Term Bond 1.0%
Schwab Short-Term Bond Index Fund	5,200,206	403,941	—	—	145,836	5,749,983	600,834	51,080
						205,728,347

Schwab MarketTrack Balanced Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/24	BALANCE OF SHARES HELD AT 1/31/24	DISTRIBUTIONS RECEIVED (a)
Money Market Funds 3.3%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.37% (b)	$18,788,174	$256,795	$—	$—	$3,765	$19,048,734	19,039,214	$212,466
Total Affiliated Underlying Funds (Cost $398,652,773)	$517,680,240	$17,823,789	($25,651,243 )	$5,748,435	$47,870,906	$563,472,127		$8,708,233
Total Investments in Securities (Cost $398,652,773)						$563,472,127

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
At January 31, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab MarketTrack Conservative Portfolio

Portfolio Holdings as of January 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/24	BALANCE OF SHARES HELD AT 1/31/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 27.8%
Large-Cap 21.9%
Schwab Fundamental US Large Company Index Fund	$11,723,493	$232,503	($1,183,499 )	$313,973	$1,136,951	$12,223,421	500,345	$232,503
Schwab S&P 500 Index Fund	27,459,098	533,239	(3,270,393)	2,310,367	1,510,916	28,543,227	384,058	418,588
Schwab U.S. Large-Cap Growth Index Fund	3,892,867	28,447	(520,827)	206,486	472,280	4,079,253	44,422	28,447
						44,845,901
Small-Cap 5.9%
Schwab Fundamental US Small Company Index Fund	3,502,371	172,738	(573,616)	105,760	431,194	3,638,447	228,833	55,015
Schwab Small-Cap Index Fund	8,173,746	302,885	(1,287,180)	359,853	946,217	8,495,521	271,857	140,410
						12,133,968
						56,979,869

International Stocks 10.0%
Developed Markets 8.4%
Schwab Fundamental International Large Company Index Fund	3,884,808	235,333	(344,198)	47,190	258,621	4,081,754	394,754	134,501
Schwab Fundamental International Small Company Index Fund	3,247,055	363,799	(511,031)	33,422	268,918	3,402,163	274,589	105,901
Schwab International Index Fund	9,109,825	319,595	(728,653)	125,320	789,155	9,615,242	428,105	319,595
						17,099,159
Emerging Markets 1.6%
Schwab Fundamental Emerging Markets Large Company Index Fund	3,266,669	168,296	(205,374)	3,944	115,162	3,348,697	402,972	168,296
						20,447,856

Real Estate 2.0%
U.S. REITs 2.0%
Schwab U.S. REIT ETF	3,910,611	190,217	(601,567)	(63,121)	623,052	4,059,192	206,155	47,591

Fixed Income 56.3%
Intermediate-Term Bond 55.3%
Schwab U.S. Aggregate Bond Index Fund	107,231,219	2,747,169	(4,281,431)	(628,949)	8,283,707	113,351,715	12,650,861	1,001,862
Short-Term Bond 1.0%
Schwab Short-Term Bond Index Fund	1,953,161	18,762	—	—	54,636	2,026,559	211,762	18,772
						115,378,274

Schwab MarketTrack Conservative Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/24	BALANCE OF SHARES HELD AT 1/31/24	DISTRIBUTIONS RECEIVED (a)
Money Market Funds 3.4%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.37% (b)	$7,629,375	$96,203	($800,000 )	($240 )	$1,609	$6,926,947	6,923,486	$78,204
Total Affiliated Underlying Funds (Cost $167,993,451)	$194,984,298	$5,409,186	($14,307,769 )	$2,814,005	$14,892,418	$203,792,138		$2,749,685
Total Investments in Securities (Cost $167,993,451)						$203,792,138

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
At January 31, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab MarketTrack Portfolios
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
• Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments  - Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts.  Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information.  Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of January 31, 2024, are disclosed in each fund’s Portfolio Holdings.
REG87630JAN24